Business Segments and Enterprise-Wide Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segments and Enterprise-Wide Information [Text Block]
NOTE 15: BUSINESS SEGMENTS AND ENTERPRISE-WIDE INFORMATION
Management, including our chief operating decision maker, who is our CEO, evaluates the performances of our business segments primarily on segment revenue and segment operating income from continuing operations before depreciation, amortization and other, and share-based compensation granted to executives, non-employee directors and employees (“segment operating income”). Segment operating income contains internally allocated costs of our shared service support functions, including corporate executive management, business development, sales, finance, legal, human resources, information technology, and risk management. We also review depreciation and amortization allocated to each segment. Shared-based payments expense related to share-based compensation granted to executives, non-employee directors and employees is not allocated to our segments and is included in the corporate unallocated column in the analysis and reconciliation below; however, share-based payments expense related to our content arrangements with certain movie studios has been allocated to our Redbox segment and is included within direct operating expenses. Our performance evaluation does not include segment assets.
During the second quarter of 2012, we completed the NCR Asset Acquisition. The assets acquired and liabilities assumed, as well as the results of operations, are included in our Redbox segment. See Note 3: Business Combination for additional information about the acquisition.
Our analysis and reconciliation of our segment information to the consolidated financial statements that follows covers our results from continuing operations, which consists of our Redbox, Coin and New Ventures segments. Unallocated general and administrative expenses relate to share-based compensation.

In thousands Year Ended December 31, 2012	Redbox	Coin	New Ventures	Corporate Unallocated	Total
Revenue	$1,908,773	$290,761	$2,509	$—	$2,202,043
Expenses:
Direct operating	1,340,899	155,740	5,475	863	1,502,977
Marketing	20,497	4,938	2,134	66	27,635
Research and development	739	4,455	8,385	334	13,913
General and administrative	159,885	26,367	11,999	11,984	210,235
Segment operating income (loss)	386,753	99,261	(25,484)	(13,247)	447,283
Less: depreciation and amortization	(148,068)	(36,108)	(349)	—	(184,525)
Operating income (loss)	238,685	63,153	(25,833)	(13,247)	262,758
Loss from equity method investments, net	—	—	—	(5,184)	(5,184)
Interest expense, net	—	—	—	(15,648)	(15,648)
Other, net	—	—	—	(180)	(180)
Income (loss) from continuing operations before income taxes	$238,685	$63,153	$(25,833)	$(34,259)	$241,746

In thousands Year Ended December 31, 2011	Redbox	Coin	New Ventures	Corporate Unallocated	Total
Revenue	$1,561,598	$282,382	$1,392	$—	$1,845,372
Expenses:
Direct operating	1,134,167	145,362	3,349	473	1,283,351
Marketing	22,041	6,142	771	50	29,004
Research and development	74	6,542	4,623	318	11,557
General and administrative	120,384	23,370	10,464	9,139	163,357
Segment operating income (loss)	284,932	100,966	(17,815)	(9,980)	358,103
Less: depreciation and amortization	(115,430)	(31,922)	(866)	—	(148,218)
Operating income (loss)	169,502	69,044	(18,681)	(9,980)	209,885
Loss from equity method investments, net	—	—	—	(1,591)	(1,591)
Interest expense, net	—	—	—	(23,822)	(23,822)
Other, net	—	—	—	256	256
Income (loss) from continuing operations before income taxes	$169,502	$69,044	$(18,681)	$(35,137)	$184,728

In thousands Year Ended December 31, 2010	Redbox	Coin	New Ventures	Corporate Unallocated	Total
Revenue	$1,159,709	$275,982	$730	$—	$1,436,421
Expenses:
Direct operating	859,774	138,985	1,493	689	1,000,941
Marketing	14,231	9,082	505	18	23,836
Research and development	—	6,159	1,037	241	7,437
General and administrative	94,854	20,060	5,918	7,797	128,629
Litigation settlement	—	5,379	—	—	5,379
Segment operating income (loss)	190,850	96,317	(8,223)	(8,745)	270,199
Less: depreciation and amortization	(93,445)	(29,721)	(3,826)	—	(126,992)
Operating income (loss)	97,405	66,596	(12,049)	(8,745)	143,207
Interest expense, net	—	—	—	(34,705)	(34,705)
Other, net	—	—	—	424	424
Income (loss) from continuing operations before income taxes	$97,405	$66,596	$(12,049)	$(43,026)	$108,926

Significant Retailer Relationships
Our Redbox and Coin kiosks are primarily located within retailers. The following retailers accounted for 10% or more of our consolidated revenue from continuing operations:

	Year Ended December 31,
	2012	2011	2010
Walgreen Co.	16.0%	16.0%	13.7%
Wal-Mart Stores Inc.	16.0%	17.5%	19.6%
The Kroger Company	10.7%	11.2%	10.6%

Revenue is allocated to geographic locations based on the location of the kiosk. Revenue by geographic location was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
U.S.	$2,157,102	$1,802,350	$1,395,821
All other	44,941	43,021	40,600
Total revenue	$2,202,043	$1,845,371	$1,436,421
Long-lived assets by geographic location were as follows (in thousands):

	December 31,
	2012	2011	2010
U.S.	$975,335	$798,840	$775,208
All other	30,884	17,007	19,109
Total long-lived assets	$1,006,219	$815,847	$794,317